ORGANIZATION AND NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 — ORGANIZATION AND NATURE OF BUSINESS

General Agriculture Corporation (“Gelt” or the “Company”), formerly Geltology Inc., was established under the laws of the State of Delaware on March 24, 2010. On July 12, 2013, Gelt filed with the Secretary of State of Delaware a Certificate of Amendment to change its name to General Agriculture Corporation. The Company, through its wholly owned operating subsidiary, Xingguo General Fruit Industry Development Co., Ltd. (“General Fruit”) and General Fruit’s wholly-owned subsidiary, Xingguo General Red Navel Orange Preservation Company, Ltd. (“General Preservation”), is primarily engaged in planting, preserving, packaging and marketing premium navel oranges for distribution and sale throughout the People’s Republic of China (“PRC”).

NOTE 1 — ORGANIZATION AND NATURE OF BUSINESS

General Agriculture Corporation (“GELT”), formerly Geltology Inc., was established under the laws of the State of Delaware on March 24, 2010. On July 12, 2013, GELT filed with the Secretary of State of Delaware a Certificate of Amendment to change its name to General Agriculture Corporation.
Through a series of reorganizations, GELT currently owns 100% of General Red Holdings, Inc. (“GRH”), which was established, under the laws of the State of Delaware, on January 18, 2011. GRH owns 100% interest of Han Glory International Investment Limited (“Han Glory”), a company incorporated on April 28, 2011 under the laws of British Virgin Islands.
Han Glory is a sole owner of Greater China International Investment Limited (“Greater China International”), a company incorporated on December 4, 2009 under the laws of Hong Kong.
On January 13, 2010, Greater China International formed Nanchang Hanxin Agriculture Technology Co., Ltd, a wholly foreign-owned enterprise (the “WFOE”) in the city of Nanchang, Jiangxi Province, the People’s Republic of China (“PRC”).
On February 5, 2010, the WFOE acquired all the shares of Xingguo General Fruit Industry Development Co., Ltd (“General Fruit”) through essentially a capital recapitalization transaction. General Fruit was formed in Xingguo County, Jiangxi Province, under the corporate laws of PRC on March 5, 2003. The primary business of General Fruits is to grow and sell navel oranges. General Fruit owns 100% interest of General Red Navel Orange Preservation Company, Ltd. (“General Preservation”) a citrus fruits company primarily engaged in preserving, packaging and marketing premium navel oranges. General Preservation provides wholesale, retail, and institutional customers throughout PRC and several other countries with premium navel orange fruits under the trademark of “General Red”.